Premises and Equipment (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Premises and Equipment [Abstract]
Property, Plant and Equipment, Additions	$ 4.3
Depreciation	$ 1.2	$ 1.1